Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Line Items]
Credit Losses	$ 16,685		$ 12,407